Property and Equipment, Net (Details) - Schedule of property and equipment, net	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (3,150,073)	$ (494,075)	¥ (2,587,771)
Total	24,839,545	3,895,971	729,212
Office electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	1,758,527	275,817	1,859,484
Office fixtures and furniture [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	41,392	6,492	88,577
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	24,825,710	3,893,801
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	1,363,989	213,936	1,368,922
Subtotal [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	¥ 27,989,618	$ 4,390,046	¥ 3,316,983